Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Current year	₩ 362,265	₩ 424,773	₩ 473,543
Current tax of prior years	(22,575)	(105,158)	(11,925)
Current tax expense	339,690	319,615	461,618
Deferred tax expense
Changes in net deferred tax assets	504,288	426,039	(25,580)
Income tax expense	₩ 843,978	₩ 745,654	₩ 436,038